Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Details) [Line Items]
Change in fair value			$ 253
Intrinsic value	$ 1,931
Preferred Stock fair value				$ 5,816
Fair of debt proceeds				$ 2,316		$ 1,527
Common stock warrants description				The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note or as an asset in connection with the SCI June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of December 31, 2021, none of these warrants have been exercised.
Increased probability percentage		100.00%
Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Exchange price (in Dollars per share)		$ 20.37		$ 20.37
Fair of debt proceeds			$ 2,316
Series B Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value	$ 269
Expected dividend yield				0.00%
Shares issued (in Shares)	101,574
Series B Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Exchange price (in Dollars per share)	$ 1.97			$ 1.97
Change in fair value	$ 200
Series C Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value					$ 318
Change in fair value				$ 3,812
Aggregate fair value				$ 0	$ 2,004
Series C Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)				116,150
Exchange price (in Dollars per share)		$ 6.71		$ 6.71
Preferred Stock fair value				$ 5,816